Basis of Presentation (Tables)	12 Months Ended
Dec. 31, 2023
Basis Of Presentation And Significant Accounting Policies [Abstract]
Summary of Principal Annual Rates	The principal annual rates used for this purpose are as follows:

Hotel property	Over the shorter of the useful life of 40 years and the remaining lease term

Furniture and fixtures	20%

Computer equipment	33 1 ⁄ 3%